UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111


Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stacey Kruus
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

       /s/ Stacey Kruus         Mercer Island, WA            04/29/2011
       ----------------         -----------------            ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          133
                                         -----------

Form 13F Information Table Value Total:  $   432,057
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
APPLE COMPUTER, INC.       Common Stock    037833950      279       800   SH   PUT   Y                                           800
AES CORP                   Common Stock    00130H105      168    12,920   SH         Y                                        12,920
AGCO CORP NOTE
  1.250%12/15/36           Common Stock    001084AM4       30    20,000   SH         Y                                        20,000
ALTAIR NANOTECHNOLOGIES
  INC                      Common Stock    021373204       22    14,000   SH         Y                                        14,000
AMERICAN CAPITAL
  STRATEGIES LTD           Common Stock    02503Y103      255    25,738   SH         Y                                        25,738
AMERIGROUP CORP            Common Stock    03073T102    6,120    95,250   SH         Y                                        95,250
APOLLO GROUP INC           Common Stock    37604105       252     6,040   SH         Y                                         6,040
BANK AMERICA CORP          Common Stock    060505104       53    50,000   SH         Y                                        50,000
BANK NEW YORK MELLON CORP
  COM                      Common Stock    064058100      208     6,980   SH         Y                                         6,980
BERKSHIRE HATHAWAY INC CL
  B                        Common Stock    084670702      567     6,780   SH         Y                                         6,780
BRIGHAM EXPL CO            Common Stock    109178103    7,133   191,850   SH         Y                                       191,850
BROCADE COMMUNICATIONS
  SYSTEMS INC              Common Stock    111621306      173    28,120   SH         Y                                        28,120
CARBO CERAMICS INC         Common Stock    140781105   13,035    92,370   SH         Y                                        92,370
CHINA CERAMICS CO LTD COM
  USD0.001 ISIN
  #VGG2113X1006            Common Stock    G2113X100      848   137,476   SH         Y                                       137,476
CHINA XD PLASTICS COMPANY
  LTD COM                  Common Stock    16948F107      824   158,112   SH         Y                                       158,112
CHINACAST ED CORP          Common Stock    16946T109      858   136,520   SH         Y                                       136,520
CITIGROUP INC              Common Stock    172967101      353    79,760   SH         Y                                        79,760
COINSTAR INC               Common Stock    19259P300    1,069    23,286   SH         Y                                        23,286
COMPLETE PRODUCTION
  SERVICES                 Common Stock    20453E109    1,262    39,668   SH         Y                                        39,668
COMSTOCK RES INC           Common Stock    205768203      487    15,740   SH         Y                                        15,740
CONCHO RESOURCES           Common Stock    20605P101    7,216    67,250   SH         Y                                        67,250
CONOCOPHILLIPS             Common Stock    20825C104      287     3,600   SH         Y                                         3,600
CURRENCYSHARESCDN DLR TR
  CDN DOLLARS SHS          Common Stock    23129X105      243     2,365   SH         Y                                         2,365
CURRENCYSHARESS SWISS      Common Stock    23129V109      234     2,170   SH         Y                                         2,170
DECKERS OUTDOOR            Common Stock    243537107   11,454   132,950   SH         Y                                       132,950
E M C CORP MASS NOTE
  1.750%12/01/13           Common Stock    268648AM4       34    20,000   SH         Y                                        20,000
EDWARDS LIFESCIENCES CORP
  COM                      Common Stock    28176E108   10,840   124,600   SH         Y                                       124,600
EL PASO CORP COM           Common Stock    28336L109      231    12,848   SH         Y                                        12,848
ELECTRONICS ARTS           Common Stock    285512109   27,67511,417,032 11SH         Y                                     1,417,032
ENERGY CONVERS 3%13 CVT
  BOND DUE 06/15/13        Common Stock    292659AA7        7    12,000   SH         Y                                        12,000
EQUINIX INC NEW            Common Stock    29444U502    2,273    24,946   SH         Y                                        24,946
ETFS GOLD TRUST ETF        Common Stock    26922Y105      438     3,070   SH         Y                                         3,070
ETFS SILVER TR SILVER SHS
  ETF                      Common Stock    26922X107      417    11,130   SH         Y                                        11,130
EXELON CORP                Common Stock    30161N101      313     7,600   SH         Y                                         7,600
FIRST PACTRUST BAN CORP
  INC                      Common Stock    33589V101    1,435    90,204   SH         Y                                        90,204
FOSSIL INC                 Common Stock    349882100   10,794   115,260   SH         Y                                       115,260
GILEAD SCIENCES INC        Common Stock    375558103      291     6,860   SH         Y                                         6,860
GOODYEAR TIRE & RUBBER CO  Common Stock    382550101      262    17,480   SH         Y                                        17,480
GSI GROUP INC COM          Common Stock    36191C205      873    84,748   SH         Y                                        84,748
HARBIN ELECTRIC            Common Stock    41145W109    1,141    55,170   SH         Y                                        55,170
HEALTHSPRING INC           Common Stock    42224N101    7,475   200,040   SH         Y                                       200,040
HELMERICH & PAYNE INC      Common Stock    423452101   12,364   179,990   SH         Y                                       179,990
IGATE CORP                 Common Stock    45169U105    3,329   177,338   SH         Y                                       177,338
INTL BUSINESS MACHINES     Common Stock    459200101      329     2,020   SH         Y                                         2,020
ISHARES DOW JONES SELECT
  DIVIDEND INDEX           Common Stock    464287168      639    12,260   SH         Y                                        12,260
ISHARES TIPS BOND ETF      Mutual Fund     464287176    4,770    43,700   SH         Y                                        43,700
ISHARES AGGREGATE BOND
  ETF                      Common Stock    464287226      916     8,713   SH         Y                                         8,713
ISHARES IBOXX INVESTMENT
  GRADE CORP BOND ETF      Common Stock    464287242    5,996    55,417   SH         Y                                        55,417
ISHARES  1-3 YR TREASURY
  ETF                      Mutual Fund     464287457    1,482    17,691   SH         Y                                        17,691
ISHARES RUSSELL 1000
  VALUE ETF                Mutual Fund     464287598    2,327    33,880   SH         Y                                        33,880
ISHARES RUSSELL 2000
  VALUE                    Mutual Fund     464287630    3,733    49,518   SH         Y                                        49,518
ISHARES TRUST DOW JONES
  US REAL ESTATE INDEX
  FUND                     Mutual Fund     464287739    1,595    26,860   SH         Y                                        26,860
ISHARESJPMORGAN USD
  EMERGING MKTS BDFD       Common Stock    464288281      497     4,660   SH         Y                                         4,660
ISHARES TR IBOXX HIGH
  YIELD CORP BD FD         Mutual Fund     464288513    1,730    18,810   SH         Y                                        18,810
ISHARES TR FTSE NAREIT
  MTG REITS                Common Stock    464288539      794    52,320   SH         Y                                        52,320
ISHARES INTERMEDIATE
  CREDIT BOND ETF          Common Stock    464288638      361     3,430   SH         Y                                         3,430
ISHARES 1-3 YR CREDIT
  BOND ETF                 Common Stock    464288646   10,413    99,705   SH         Y                                        99,705
ISHARES S&P U.S.
  PREFERRED STOCK ETF      Common Stock    464288687    2,515    63,440   SH         Y                                        63,440
ISHARES OIL EQUIP & SVC
  INDEX FUND               Mutual Fund     464288844   10,048   148,150   SH         Y                                       148,150
ISHARES SILVER ETF         Mutual Fund     46428Q109    4,130   112,320   SH         Y                                       112,320
JA SOLAR HOLDINGS CO LTD
  4.50000% 05/15/2013JA
  SOLAR HOLDINGS CO LTD    Common Stock    466090AA5       26    27,000   SH         Y                                        27,000
JOY GLOBAL INC             Common Stock    481165108   18,243   184,626   SH         Y                                       184,626
JP MORGAN EXCH TRAD NOTE
  ALERIAN MLP              Common Stock    46625H365    2,440    64,260   SH         Y                                        64,260
KEYCORP NEW                Common Stock    493267108      243    27,420   SH         Y                                        27,420
KORN FERRY INTL            Common Stock    500643200      558    25,050   SH         Y                                        25,050
LENNAR CORP                Common Stock    526057104      241    13,280   SH         Y                                        13,280
LIHUA INTERNATIONAL INC    Common Stock    532352101      828    94,280   SH         Y                                        94,280
LULULEMON ATHLETICA INC    Common Stock    550021109   14,136   158,740   SH         Y                                       158,740
MARKET VECTORS ETF TR
  COAL ETF                 Common Stock    57060U837    8,027   158,262   SH         Y                                       158,262
MARKET VECTORS ETF TR JR
  GOLD MINES ETF           Common Stock    57060U589   11,691   298,090   SH         Y                                       298,090
MASSEY ENERGY CO SR NT
  CONV                     Common Stock    576203AJ2       14    12,000   SH         Y                                        12,000
METROPCS COMMUNICATIONS
  INC                      Common Stock    591708102      424   428,715   SH         Y                                       428,715
MICROSOFT                  Common Stock    594918104      478    18,840   SH         Y                                        18,840
MOLSON COORS BREWING CO
  CL B                     Common Stock    60871R209      285     6,081   SH         Y                                         6,081
MONSANTO CO                Common Stock    61166W101      295     4,080   SH         Y                                         4,080
NASDAQ 100 INDEX TRACKING
  STK                      Common Stock    73935A104      295     5,132   SH         Y                                         5,132
NETFLIX COM INC            Common Stock    64110L106   13,168    55,380   SH         Y                                        55,380
NII HLDGS INC NOTE 3.125%
  6/15/12                  Common Stock    62913FAJ1       33    33,000   SH         Y                                        33,000
OCZ TECHNOLOGY GROUPINC
  COM                      Common Stock    67086E303    2,031   250,692   SH         Y                                       250,692
OFFICE DEPOT INC           Common Stock    676220106      341    73,580   SH         Y                                        73,580
ORACLE CORPORATION         Common Stock    68389X105    3,381   101,132   SH         Y                                       101,132
ORBITAL SCIENCES CORP      Common Stock    685564106    1,164    61,546   SH         Y                                        61,546
POWERSHS EXCH TRAD FD TR
  POWERSHARES DWA TECH     Common Stock    73935X153    2,182    85,090   SH         Y                                        85,090
POWERSHARES FINANCIAL
  PREFERRED ETF            Common Stock    73935X229    1,821   100,360   SH         Y                                       100,360
POWERSHARES WILDERHILL
  CLEAN ENERGY             Mutual Fund     73935X500      116    10,800   SH         Y                                        10,800
POWERSHARES
  EXCHANGETRADED FD TR
  DYNAMIC NETWORKING
  PORTFOLIO                Common Stock    73935X815   10,509   374,340   SH         Y                                       374,340
POWERSHARES GLOBAL ETF
  PREFERRED PORTFOLIO      Common Stock    73936T565      889    61,960   SH         Y                                        61,960
POWERSHARES ETF FD TR II
  S&P SMALLCAP ENERGY      Common Stock    73937B704    5,876   140,110   SH         Y                                       140,110
PRAXAIR INC                Common Stock    74005P104      500     4,924   SH         Y                                         4,924
PROSHARES TR ULTRA SHORT
  100 FD                   Common Stock    74347X237      698    13,698   SH         Y                                        13,698
R F MICRO DEVICES INC      Common Stock    749941100    1,122   175,000   SH         Y                                       175,000
ROCKWELL AUTOMATION INC    Common Stock    773903109   12,053   127,340   SH         Y                                       127,340
RYDEX ETF TR RYDEX S&P
  MIDCAP 400PURE GROWTH
  ETF                      Common Stock    78355W601   11,148   129,040   SH         Y                                       129,040
SANDISK CORP SR NT CV
  1.00000% 05/15/2013      Common Stock    80004CAC5       42    43,000   SH         Y                                        43,000
SIMPSON MANUFACTURING CO
  INC                      Common Stock    829073105    3,948   134,000   SH         Y                                       134,000
SPDR BARCLAYS CAPITAL
  INTL TREASURY BOND       Common Stock    78464A516    2,049    34,250   SH         Y                                        34,250
SPDR S&P 500 ETF           Mutual Fund     78462FR103   8,918    67,260   SH         Y                                        67,260
SPDR GOLD ETF              Mutual Fund     78463V107    2,771    19,816   SH         Y                                        19,816
SPDR DJ WILSHIRE INTL
  REAL EST                 Common Stock    78463X863    1,837    47,060   SH         Y                                        47,060
SPDR SER TR WELLS FARGO
  PFD STOCK ETF            Common Stock    78464A292      724    15,860   SH         Y                                        15,860
SPDR S&P METALS & MNG ETF  Common Stock    78464A755    9,289   125,042   SH         Y                                       125,042
SPDR SER TR S&P DIVID ETF  Common Stock    78464A763    1,110    20,500   SH         Y                                        20,500
SPROTT PHYSICAL GOLDT
  TRUST                    Common Stock    85207H104    4,876   385,775   SH         Y                                       385,775
SPROTT PHYSICAL SILVER
  TRUST TRUST UNIT ISIN
  #CA85207K1075SEDOL
  #B5THDS5                 Common Stock    85207K107    1,945   110,550   SH         Y                                       110,550
STIFEL FINANCIAL CP        Common Stock    860630102    7,463   103,950   SH         Y                                       103,950
SUNPOWER CORP COM CL A     Common Stock    867652109      331    19,300   SH         Y                                        19,300
SUNTECH POWER HOLDINGS CO
  SERIES CONVERTIBLE 3%
  03/15/2013               Common Stock    86800CAE4       29    32,000   SH         Y                                        32,000
SUPERVALU INC              Common Stock    868536103      398    44,580   SH         Y                                        44,580
TEUCRIUM COMMMODITY TR
  CORN FD SHS              Common Stock    88166A102    5,458   123,340   SH         Y                                       123,340
TIBCO SOFTWARE INC         Common Stock    88632Q103   11,896   436,540   SH         Y                                       436,540
TRACTOR SUPPLY CO          Common Stock    892356106    8,272   138,190   SH         Y                                       138,190
TRIANGLE PETROLEUM
  CORPORATION COM STK
  USD0.01 ISIN
  #US89600B2016SEDOL #B3K  Common Stock    89600B201    1,973   237,692   SH         Y                                       237,692
TRIQUINT SEMICONDUCTOR
  INC                      Common Stock    89674K103    1,014    78,538   SH         Y                                        78,538
UMPQUA HOLDINGS CORP       Common Stock    904214103    1,142    99,840   SH         Y                                        99,840
UNDER ARMOUR INC           Common Stock    904311107    3,733    54,855   SH         Y                                        54,855
UNITEK GLOBAL SVCS INC
  COM NEW                  Common Stock    91324T302    1,088   122,262   SH         Y                                       122,262
VALERO ENERGY CORP NEW     Common Stock    91913Y100   11,592   388,720   SH         Y                                       388,720
VANGUARD BD INDEX FDINC
  SHORT TERM BD            Common Stock    921937827    3,374    42,090   SH         Y                                        42,090
VANGUARD TOTAL BOND
  MARKET ETF               Common Stock    921937835    1,285    16,055   SH         Y                                        16,055
VANGUARD INTL EQUITYINDEX
  FDS TOTAL WORLD STK
  INDEX FD                 Common Stock    922042742    1,346    26,986   SH         Y                                        26,986
VANGUARD REIT ETF          Common Stock    922908553    2,104    35,980   SH         Y                                        35,980
VANGUARD TOTAL STK MKT
  ETF                      Common Stock    922908769    2,170    31,580   SH         Y                                        31,580
VERIFONE HOLDING           Common Stock    92342Y109   10,765   195,900   SH         Y                                       195,900
VERISIGN INC SDCV 3.250%
  8/15/37                  Common Stock    92343EAD4       24    20,000   SH         Y                                        20,000
VERIZON COMMUNICATIONS     Common Stock    92343V104      395    10,260   SH         Y                                        10,260
WISDOMTREE DREYFUS
  CHINESE YUAN FD          Common Stock    97717W182      251     9,890   SH         Y                                         9,890
WISDOMTREE TR BRAZILIAN
  REAL FD                  Common Stock    97717W240      223     8,075   SH         Y                                         8,075
WISDOMTREE EMERGING
  MARKETS SMALLCAP
  DIVIDEND ETF             Common Stock    97717W281    1,682    31,440   SH         Y                                        31,440
WISDOMTREE EMERGING
  MARKETS EQUITY INCOME
  ETF                      Common Stock    97717W315      942    15,410   SH         Y                                        15,410
WISDOMTREE TRUST INTL
  REAL ESTATE SECTOR       Common Stock    97717W331      912    31,470   SH         Y                                        31,470
WISDOMTREE TR
  EUROPESMALLCAP DIVID FD  Common Stock    97717W869      930    20,860   SH         Y                                        20,860
ZAGG INC                   Common Stock    98884U108      334    44,500   SH         Y                                        44,500
ZIX CORP COM               Common Stock    98974P100    2,269   613,328   SH         Y                                       613,328